(bullet) BT INSTITUTIONAL FUNDS (bullet)

                              ---------------------
                              EQUITY 500 INDEX FUND
                              ---------------------

                                  ANNUAL REPORT
                                 ---------------
                             DECEMBER (bullet) 1997

Equity 500 Index Fund

Table of Contents


Letter to Shareholders ....................................................  3

Equity 500 Index Fund

   Statement of Assets and Liabilities ....................................  5
   Statement of Operations ................................................  5
   Statement of Changes in Net Assets .....................................  6
   Financial Highlights ...................................................  7
   Notes to Financial Statements ..........................................  8
   Report of Independent Accountants ......................................  9

Equity 500 Index Portfolio

   Schedule of Portfolio Investments ...................................... 10
   Statement of Assets and Liabilities .................................... 16
   Statement of Operations ................................................ 16
   Statement of Changes in Net Assets ..................................... 17
   Financial Highlights ................................................... 17
   Notes to Financial Statements .......................................... 18
   Report of Independent Accountants ...................................... 19

Equity 500 Index Fund

Letter to Shareholders

The BT Institutional Equity 500 Index Fund (the "Fund") returned 33.23% for the 12 months ended December 31, 1997, tightly tracking the 33.36% return of the S&P 500 Index* and outperforming the 32.65% return of the Lipper S&P 500 Average.** From its inception on December 31, 1992 through December 31, 1997, the Fund is up 150.60% cumulatively and has a 20.17% average annualized total return for the same period.#

It is also well worth noting that the Fund is ranked 3rd out of 67 funds for the one-year period ended December 31, 1997 and 2nd of 31 funds for the five-year period ended December 31, 1997 in the Lipper Analytical S&P 500 Index Objective and has earned a five-star rating from Morningstar based on its overall performance as of December 31, 1997 out of 2,332 domestic equity funds.##

MARKET ACTIVITY

Large capitalization equities had quite a year. Having broken the 7,000 barrier in February 1997, it took only five months for the Dow Jones Industrial Average to reach the 8,000 milestone in the middle of July. The S&P 500 Index also reached record high levels. However, as anticipated, short-term volatility plagued the bull market for equities virtually throughout.

--------------------------------------------------------------------------------
                                    Objective

Seeks to match the performance of the stock market, as represented by the S&P 500 Index, before expenses.
--------------------------------------------------------------------------------

For example, the S&P 500 Index started the year with its strongest January performance since 1989. The large capitalization sector then eased off by March, primarily as a result of the Federal Reserve Board's hike of the Fed Funds rate that month. As technology stocks picked up mid-year, the large cap sector as a whole recovered in September and finished the third quarter better than anticipated. Then, on October 27, the Dow Jones experienced its largest single one-day point loss ever, and the S&P 500 dropped dramatically as well. Though weakened currencies and economies in Southeast Asia and market volatility in the Far East led to the plummet here, there was little evidence of any meaningful impact of the ongoing turmoil abroad impacting domestic activity. Thus the very next day, the Dow Jones experienced its largest one-day point gain ever, and the S&P 500 regained more than two-thirds of the previous day's drop. The remainder of the fourth quarter of the year was marked by continued strength in financial stocks and renewed strength in utilities. A favorable economy--supported by slowed growth, low unemployment, low inflation, higher corporate earnings, and a Federal Reserve Board on hold through the remainder of 1997--served as the backdrop to this short-term volatility, yet strong overall performance.

--------------------------------------------------------------------------------
                             Investment Instruments

Primarily equity securities, consisting of common stock of current S&P 500 companies.
--------------------------------------------------------------------------------

For the annual period, large capitalization stocks outperformed small cap stocks, though small cap stocks outperformed for the six months from March through September 1997, due to a resurgence in technology stocks. In contrast to both 1996 and the first half of 1997, value stocks outperformed growth stocks within the large cap sector for the 12-month period. Value also outperformed growth within the small cap sector. Overall, leading groups for the year included financial services, health care and consumer staples. The weakest performing sectors were energy, technology and basic materials, the first two of which still produced double-digit returns. There were 29 changes to the S&P 500 Index this year, which is lower turnover than in 1996.

MANAGER OUTLOOK

Overall, real economic growth is anticipated to cool from its earlier rapid pace, coming in at about 2% for all of 1998, and the environment is expected to be positive for the equities market. Given the previous three solidly upward years, however, the prospect for gains in the stock market for 1998 appear to be limited. Volatility will likely continue to be high.

--------------------------------------------------------------------------------
  TEN LARGEST STOCK HOLDINGS
--------------------------------------------------------------------------------
  General Electric Co.        Royal Dutch Petroleum Co.
--------------------------------------------------------------------------------
  Coca Cola Co.               Intel Corp.
--------------------------------------------------------------------------------
  Microsoft Corp.             Philip Morris Companies, Inc.
--------------------------------------------------------------------------------
  Exxon Corp.                 Procter & Gamble Co.
--------------------------------------------------------------------------------
  Merck & Company, Inc.       IBM Corp.
--------------------------------------------------------------------------------

On the one hand, the current high valuations and ongoing concerns about fallout from the Far East suggest that any equity gains will be comparatively lower. So, too, questions about earnings, particularly for the large multinational companies, persist and the labor market remains tight and will place upward pressure on wages. On the other hand, productivity improvement has been sufficient to offset any higher costs, thereby allowing profits to expand while keeping a lid on inflation. Several underlying fundamentals impacting the consumer--including rising incomes and high levels of confidence--are also expected to keep the economy on a relatively strong upward course for the near term. Finally, low interest rates and hefty flows of retirement funds into the equity market should provide some support to stock prices. Any correction that may occur is anticipated to be brief and mild, followed by renewed strength in the equity market.

----------
* The S&P 500 is an index of common stocks in industry, transportation, and financial and public utility companies. This index is unmanaged, and investments cannot be made in an index.

** Lipper figures represent the average of the total returns, reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges. The Fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.

# Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

## Morningstar proprietary ratings reflect historical risk-adjusted performance as of 12/31/97. They are subject to change every month. Past performance is no guarantee of future results. Ratings are calculated from the funds' 3-, 5- and 10-year average annual total return in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns. The Fund received 5 stars for the three- and five-year periods and was rated among 2,332 and 1,292 domestic equity funds, respectively. The top 10% of funds in a rating universe receive 5 stars, the next 22.5% receive 4 stars.

                    Diversification of Portfolio Investments
                       By Sector as of December 31, 1997
                    (percentages are based on market value)


                    [Plot points for pie chart appear below]

Consumer Durables                4%
Other                            4%
Retail Trade                     5%
Energy                           8%
Business Equipment & Service    12%
Utilities                        8%
Chemicals                        3%
Consumer Non-Durables           14%
Finance & Building              16%
Capital Goods                   15%
Health Care                     11%



Of course, it is important to reiterate that as an index fund, designed to replicate the broad diversification and returns of the S&P 500 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the stock market.

As always, we appreciate your ongoing support of the BT Institutional Equity 500 Index Fund, and we look forward to continuing to serve your investment needs for many years to come.

                               /s/ Frank Salerno
                              -------------------
                                 Frank Salerno
                            Portfolio Manager of the
                           Equity 500 Index Portfolio
                               December 31, 1997

--------------------------------------------------------------------------------
Performance Comparison

Comparison of Change in Value of a $10,000 Investment in the Equity 500 Index Fund and the S&P 500 Index since December 31, 1992.

                                  Total Return
                             Ended December 31, 1997

                          One Year    Since 12/31/92*
                            33.23%         20.17%**

* The Fund's inception date.
**Annualized.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                      [Plot points for graph appear below]

         Equity
          500      S&P
         Index     500
         Fund      Index
         -----     -----
12/92    10,000    10,000
3/93     10,420    10,437
6/93     10,491    10,487
9/93     10,736    10,758
12/93    10,984    11,008
3/94     10,573    10,590
6/94     10,615    10,635
9/94     11,126    11,155
12/94    11,137    11,153
3/95     12,214    12,239
6/95     13,388    13,408
9/95     14,445    14,473
12/95    15,323    15,344
3/96     16,135    16,168
6/96     16,854    16,894
9/96     17,366    17,416
12/96    18,809    18,867
3/97     19,291    19,373
6/97     22,669    22,757
9/97     24,368    24,460
12/97    25,060    25,162


Past performance is not indicative of future performance. The S&P 500 Index is unmanaged, and investments may not be made in an index.

Equity 500 Index Fund

Statement of Assets and Liabilities December 31, 1997


Assets
  Investment in Equity 500 Index Portfolio, at Value            $ 1,504,350,441
  Receivable for Shares of Beneficial Interest Subscribed            17,880,980
  Prepaid Expenses and Other                                              1,512
                                                                ---------------
Total Assets                                                      1,522,232,933
                                                                ---------------
Liabilities
  Due to Bankers Trust                                                   23,205
  Payable for Shares of Beneficial Interest Redeemed                    507,802
  Accrued Expenses and Other                                             55,082
                                                                ---------------
Total Liabilities                                                       586,089
                                                                ---------------
Net Assets                                                      $ 1,521,646,844
                                                                ---------------
                                                                ---------------
Shares Outstanding ($0.001 par value per share, unlimited
  number of shares of beneficial interest authorized)                12,112,389
                                                                ---------------
                                                                ---------------
Net Asset Value, Offering and Redemption Price Per Share
  (net assets divided by shares outstanding)                           $ 125.63
                                                                ---------------
                                                                ---------------
Composition of Net Assets
  Paid-in Capital                                               $   866,633,581
  Undistributed Net Investment Income                                   426,224
  Distributions in Excess of Net Realized Gain from
    Investments and Futures Transactions                             (3,537,178)
  Net Unrealized Appreciation on Investments and Futures
    Contracts                                                       658,124,217
                                                                ---------------
Net Assets                                                      $ 1,521,646,844
                                                                ---------------
                                                                ---------------


--------------------------------------------------------------------------------
Statement of Operations For the year ended December 31, 1997


Investment Income
  Income Allocated from Equity 500 Index Portfolio, net         $    25,515,260
                                                                ---------------
Expenses
  Administration and Services Fees                                      724,120
  Registration Fees                                                      42,664
  Printing and Shareholder Reports                                       15,500
  Professional Fees                                                       9,495
  Trustees Fees                                                           8,140
  Miscellaneous                                                          15,465
                                                                ---------------
  Total Expenses                                                        815,384
  Less:  Expenses Absorbed by Bankers Trust                            (525,736)
                                                                ---------------
     Net Expenses                                                       289,648
                                                                ---------------
Net Investment Income                                                25,225,612
                                                                ---------------
Realized and Unrealized Gain on Investments and Futures Contracts

  Net Realized Gain from Investment Transactions                     54,691,097
  Net Realized Gain from Futures Transactions                         2,246,331
  Net Change in Unrealized Appreciation on Investments
    and Futures Contracts                                           320,994,461
                                                                ---------------
Net Realized and Unrealized Gain on Investments and
  Futures Contracts                                                 377,931,889
                                                                ---------------
Net Increase in Net Assets from Operations                      $   403,157,501
                                                                ---------------
                                                                ---------------

                  See Notes to Financial Statements on Page 8

Equity 500 Index Fund

Statement of Changes in Net Assets

                                                                                 For the             For the
                                                                               year ended          year ended
                                                                            December 31, 1997   December 31, 1996
                                                                            -----------------   -----------------
Increase (Decrease) in Net Assets from:
Operations
  Net Investment Income                                                      $   25,225,612       $   23,826,059
  Net Realized Gain from Investments and Futures Transactions                    56,937,428           15,082,473
  Net Change in Unrealized Appreciation on Investments and Futures Contracts    320,994,461          189,718,387
                                                                             --------------       --------------
Net Increase in Net Assets from Operations                                      403,157,501          228,626,919
                                                                             --------------       --------------

Distributions to Shareholders
  Net Investment Income                                                         (24,799,388)         (23,827,671)
  Net Realized Gain from Investments and Futures Transactions                   (63,388,199)          (8,995,034)
                                                                             --------------       --------------
Total Distributions                                                             (88,187,587)         (32,822,705)
                                                                             --------------       --------------
Capital Transactions in Shares of Beneficial Interest
  Proceeds from Sales of Shares                                                 617,751,498          477,475,997
  Dividend Reinvestments                                                         77,733,417           26,683,658
  Cost of Shares Redeemed                                                      (707,263,363)        (282,059,871)
                                                                             --------------       --------------
Net Increase (Decrease) from Capital Transactions in Shares of
  Beneficial Interest                                                           (11,778,448)         222,099,784
                                                                             --------------       --------------
Total Increase in Net Assets                                                    303,191,466          417,903,998

Net Assets
Beginning of Year                                                             1,218,455,378          800,551,380
                                                                             --------------       --------------
End of Year (including undistributed net investment income of $426,224
  and $3,587 for 1997 and 1996, respectively)                                $1,521,646,844      $ 1,218,455,378
                                                                             --------------       --------------
                                                                             --------------       --------------

                  See Notes to Financial Statements on Page 8

Equity 500 Index Fund

Financial Highlights

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the years indicated for the Equity 500 Index Fund.

                                                               For the year ended December 31,
                                                     -----------------------------------------------------
                                                     1997       1996        1995         1994         1993
                                                     ----       ----        ----         ----         ----
Per Share Operating Performance:*

Net Asset Value, Beginning of Year                $ 100.08   $  83.82    $  62.64     $   64.08    $   60.00
                                                  --------   --------    --------     ---------    ---------
Income from Investment Operations
   Net Investment Income                              2.04       1.98        1.80          1.68         1.50
   Net Realized and Unrealized Gain (Loss) on
     Investments and Futures Transactions            30.88      16.92       21.54         (0.78)        4.38
                                                  --------   --------    --------     ---------    ---------
Total from Investment Operations                     32.92      18.90       23.34          0.90         5.88
                                                  --------   --------    --------     ---------    ---------
Distributions to Shareholders
   Net Investment Income                             (2.01)     (1.98)      (1.80)        (1.68)       (1.50)
   Net Realized Gain from Investments and Futures
     Transactions                                    (5.36)     (0.66)      (0.36)        (0.66)       (0.30)
                                                  --------   --------    --------     ---------    ---------
   Total Distributions                               (7.37)     (2.64)      (2.16)        (2.34)       (1.80)
                                                  --------   --------    --------     ---------    ---------
Net Asset Value, End of Year                      $ 125.63   $ 100.08    $  83.82     $   62.64    $   64.08
                                                  --------   --------    --------     ---------    ---------
                                                  --------   --------    --------     ---------    ---------
Total Investment Return                              33.23%     22.75%      37.59%         1.40%        9.84%

Supplemental Data and Ratios:

   Net Assets, End of Year (000s omitted)        $1,521,647  $1,218,455  $800,551     $ 371,216    $ 170,508
   Ratios to Average Net Assets:
      Net Investment Income                           1.74%      2.20%       2.52%         2.84%       2.67%
      Expenses, including expenses of the
        Equity 500 Index Portfolio                    0.10%      0.10%       0.10%         0.10%       0.10%
      Decrease Reflected in Above Expense Ratio Due
        to Absorption of Expenses by Bankers Trust    0.11%      0.11%       0.13%         0.13%       0.25%


*Per share amounts for all years have been restated to reflect 1:6 reverse stock split effective September 4, 1997.

                  See Notes to Financial Statements on Page 8

Equity 500 Index Fund

Notes to Financial Statements

Note 1--Organization and Significant Accounting Policies

A.  Organization

BT Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as a business trust under the laws of the Commonwealth of Massachusetts. The Equity 500 Index Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on December 31, 1992. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Equity 500 Index Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At December 31, 1997, the Fund's investment was 53.67% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B.  Investment Income

The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C.  Dividends

It is the Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually.

D.  Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute its income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. For the year ended December 31, 1997, the Fund reclassified $3,587 from undistributed net investment income to accumulated net realized gain.

E.  Other

The Trust accounts separately for the assets, liabilities and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to the Trust are allocated among the Funds in the Trust.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Fund's average daily net assets. For the year ended December 31, 1997, this fee aggregated $724,120.

The Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Edgewood may seek reimbursement at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the year ended December 31, 1997, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund to the extent necessary to limit all expenses to 0.02 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and 0.10 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the year ended December 31, 1997, expenses of the Fund have been reduced by $525,736.

Certain officers of the Fund are also directors, officers and/or employees of Edgewood. None of the officers so affiliated received compensation for services as officers of the Fund.

Note 3--Shares of Beneficial Interest

At December 31, 1997, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                   For the year ended           For the year ended
                    December 31, 1997           December 31, 1996
               ---------------------------  ---------------------------
                  Shares        Amount         Shares         Amount
               -----------  --------------  ------------  --------------
Sold           22,496,683   $ 617,751,498    31,364,322   $ 477,475,997
Reinvested      1,056,216      77,733,417     1,675,605      26,683,658
Redeemed      (29,143,677)   (707,263,363)  (17,316,172)   (282,059,871)
Reverse stock
  split*      (55,345,788)        --            --               --
               -----------  --------------  ------------  --------------
Net Increase/
  (Decrease)  (60,936,566)  $ (11,778,448)   15,723,755   $ 222,099,784
               -----------  --------------  ------------  --------------
               -----------  --------------  ------------  --------------

----------
*The Board of Trustees approved a 1:6 reverse stock split effective
 September 4, 1997.

Equity 500 Index Fund

Report of Independent Accountants

To the Trustees and Shareholders of BT Institutional Funds:

We have audited the accompanying statement of assets and liabilities of the Equity 500 Index Fund (one of the Funds comprising BT Institutional Funds) as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Equity 500 Index Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.


                                                       Coopers & Lybrand L.L.P.

Kansas City, Missouri
February 13, 1998

Equity 500 Index Portfolio

Schedule of Portfolio Investments December 31, 1997

Shares                Description                       Value
------                -----------                       -----

           COMMON STOCKS - 98.64%
           Advertising - 0.09%
  57,600   Omnicom Group, Inc.                   $   2,440,800
                                                 -------------

           Aerospace - 1.65%
 367,446   Boeing Co.                               17,981,889
  24,122   General Dynamics Corp.                    2,085,045
  72,745   Lockheed Martin Corp.                     7,165,382
  24,579   Northrop Grumman Corp.                    2,826,585
  17,497   Raytheon Co. - Class A                      862,844
  95,514   Raytheon Co. - Class B                    4,823,457
  80,624   Rockwell International Corp.              4,212,604
  85,612   United Technologies Corp.                 6,233,624
                                                 -------------
                                                    46,191,430
                                                 -------------

           Airlines - 0.41%
  34,202   AMR Corp. (a)                             4,394,957
  27,849   Delta Air Lines, Inc.                     3,314,031
  73,200   Southwest Airlines Co.                    1,802,550
  31,715   U.S. Airways Group Inc. (a)               1,982,188
                                                 -------------
                                                    11,493,726
                                                 -------------

           Apparel, Textiles - 0.41%
  16,203   Charming Shoppes, Inc. (a)                   75,951
  91,414   Corning Inc.                              3,393,745
  24,800   Fruit of the Loom, Inc. - Class A (a)       635,500
  24,203   Liz Claiborne, Inc.                       1,011,988
  71,248   Nike, Inc. - Class B                      2,796,484
  21,129   Reebok International Ltd. (a)               608,779
   7,011   Russell Corp.                               186,230
   7,304   Springs Industries, Inc. - Class A          379,808
  49,830   V.F. Corp.                                2,289,066
                                                 -------------
                                                    11,377,551
                                                 -------------

           Auto Related - 2.14%
  56,400   AutoZone, Inc. (a)                        1,635,600
 254,002   Chrysler Corp.                            8,937,695
  16,534   Cummins Engine Co., Inc.                    976,539
  31,374   Dana Corp.                                1,490,265
  32,182   Eaton Corp.                               2,872,243
  29,244   Echlin, Inc.                              1,058,267
 417,364   Ford Motor Co.                           20,320,410
 259,984   General Motors Corp.                     15,761,530
  67,526   Genuine Parts Co.                         2,291,664
       1   Meritor Automotive, Inc.                         21
  33,080   PACCAR Inc.                               1,736,700
  46,414   Parker Hannifin Corp.                     2,129,242
  24,196   Timken Co.                                  831,738
                                                 -------------
                                                    60,041,914
                                                 -------------

           Banks - 8.11%
  36,034   Ahmanson (H.F.) & Co.                     2,412,026
 222,834   Banc One Corp.                           12,102,672
 138,400   Bank of New York Company, Inc.            8,001,250
 254,872   BankAmerica Corp.                        18,605,656
  58,067   BankBoston Corp.                          5,454,669
  76,294   Barnett Banks, Inc.                       5,483,631


Shares                Description                       Value
------                -----------                       -----

  55,600   BB&T Corp.                              $ 3,561,875
 154,952   Chase Manhattan Corp.                    16,967,244
 169,266   Citicorp                                 21,401,570
  41,200   Comerica, Inc.                            3,718,300
  78,364   CoreStates Financial Corp.                6,274,018
  54,250   Fifth Third Bancorp                       4,434,937
 112,536   First Chicago NBD Corp.                   9,396,756
 239,600   First Union Corp.                        12,279,500
  16,517   Golden West Financial Corp.               1,615,569
  73,700   Huntington Bancshares, Inc.               2,653,200
  87,600   KeyCorp                                   6,203,175
  93,524   Mellon Bank Corp.                         5,669,893
  69,360   Morgan (J.P.) & Company, Inc.             7,829,010
  85,800   National City Corp.                       5,641,350
 265,804   NationsBank Corp.                        16,164,206
 277,616   Norwest Corp.                            10,722,918
  17,400   Republic New York Corp.                   1,986,862
  73,160   SunTrust Banks, Inc.                      5,221,795
  90,199   U.S. Bancorp                             10,096,651
  72,200   Wachovia Corp.                            5,857,225
  97,685   Washington Mutual, Inc.                   6,233,524
  33,370   Wells Fargo & Co.                        11,327,029
                                                 -------------
                                                   227,316,511
                                                 -------------

           Beverages - 3.36%
 182,380   Anheuser-Busch Companies, Inc.            8,024,720
   9,419   Brown-Forman, Inc. - Class B                520,400
 909,122   Coca-Cola Co.                            60,570,253
  15,768   Coors (Adolph) Co. - Class B                524,286
 557,594   PepsiCo, Inc.                            20,317,332
 132,737   Seagram Ltd.                              4,289,064
                                                 -------------
                                                    94,246,055
                                                 -------------

           Building and Construction - 0.85%
  17,283   Armstrong World Industries, Inc.          1,291,904
  11,290   Centex Corp.                                710,564
   9,466   Crane Co.                                   410,588
   8,506   Fleetwood Enterprises, Inc.                 360,973
 269,426   Home Depot, Inc.                         15,862,456
  62,811   Masco Corp.                               3,195,510
  12,450   Owens Corning                               424,856
  32,130   Stanley Works                             1,516,134
                                                 -------------
                                                    23,772,985
                                                 -------------

           Building, Forest Products - 0.35%
  24,003   Boise Cascade Corp.                         726,091
  36,528   Champion International Corp.              1,655,175
  33,201   Georgia-Pacific Corp.                     2,016,961
  22,354   Johnson Controls, Inc.                    1,067,403
   2,045   Kaufman & Broad Home Corp.                   45,885
  34,158   Louisiana-Pacific Corp.                     649,002
   4,401   Potlatch Corp.                              189,243
  69,994   Weyerhaeuser Co.                          3,434,080
                                                 -------------
                                                     9,783,840
                                                 -------------

           Chemicals and Toxic Waste - 2.64%
  46,304   Air Products & Chemical, Inc.             3,808,504
  96,740   Amgen, Inc. (a)                           5,236,052

                  See Notes to Financial Statements on Page 18

Equity 500 Index Portfolio

Schedule of Portfolio Investments December 31, 1997

Shares                Description                       Value
------                -----------                       -----

  83,676   Dow Chemical Co.                        $ 8,493,114
 415,692   Du Pont (E.I.) de Nemours & Co.          24,967,501
  30,181   Eastman Chemical Co.                      1,797,656
  16,450   FMC Corp. (a)                             1,107,291
  27,249   Grace (W.R.) & Co.                        2,191,841
  22,096   Great Lakes Chemical Corp.                  991,558
  38,814   Hercules, Inc.                            1,943,126
  27,102   Mallinckrodt, Inc.                        1,029,876
 216,920   Monsanto Co.                              9,110,640
  46,406   Morton International, Inc.                1,595,206
  16,325   Nalco Chemical Co.                          645,858
  60,142   PPG Industries, Inc.                      3,435,612
  33,276   Raychem Corp.                             1,432,948
  23,159   Rohm & Haas Co.                           2,217,474
  39,700   Sigma-Aldrich Corp.                       1,578,075
  54,252   Union Carbide Corp.                       2,329,445
                                                 -------------
                                                    73,911,777
                                                 -------------

           Computer Services - 1.48%
 127,200   3Com Corp. (a)                            4,444,050
  29,100   Adobe Systems, Inc.                       1,200,375
 107,512   Automatic Data Processing, Inc.           6,598,549
  58,100   Cabletron Systems, Inc. (a)                 871,500
 293,934   Cendant Corp. (a)                        10,103,981
 120,000   Dell Computer Corp. (a)                  10,080,000
 182,300   EMC Corp. (a)                             5,001,856
  50,000   Parametric Technology Co.(a)              2,368,750
  74,315   Silicon Graphics, Inc. (a)                  924,293
                                                 -------------
                                                    41,593,354
                                                 -------------

           Computer Software - 3.53%
 375,450   Cisco Systems, Inc. (a)                  20,931,338
 201,975   Computer Associates
             International, Inc.                    10,679,427
 443,500   Microsoft Corp. (a)                      57,322,375
 363,356   Oracle Corp. (a)                          8,107,381
  94,700   Seagate Technology, Inc. (a)              1,822,975
                                                 -------------
                                                    98,863,496
                                                 -------------

           Containers - 0.28%
  35,330   Avery Dennison Corp.                      1,581,017
   2,754   Ball Corp.                                   97,251
  50,850   Crown Cork & Seal Company, Inc.           2,548,856
  52,500   Owens-Illinois, Inc. (a)                  1,991,719
  39,849   Stone Container Corp.                       415,924
  21,522   Temple-Inland, Inc.                       1,125,870
                                                 -------------
                                                     7,760,637
                                                 -------------

           Cosmetics and Toiletries - 0.94%
   2,798   Alberto-Culver Co. - Class B                 89,711
  54,028   Avon Products, Inc.                       3,315,969
 205,908   Gillette Co.                             20,680,885
  42,387   International Flavors &
             Fragrances, Inc.                        2,182,930
                                                 -------------
                                                    26,269,495
                                                 -------------


Shares                Description                       Value
------                -----------                       -----

            Diversified - 1.02%
   54,169   Allegheny Teledyne Inc.                 $ 1,401,623
   28,102   Ceridian Corp. (a)                        1,287,423
   39,400   Loews Corp.                               4,181,325
  155,478   Minnesota Mining &
              Manufacturing Co.                      12,758,913
    3,527   NACCO Industries, Inc. - Class A            378,050
   47,964   Pall Corp.                                  992,255
   57,915   Praxair, Inc.                             2,606,175
   31,220   SUPERVALU, Inc.                           1,307,338
   59,706   Textron, Inc.                             3,731,625
                                                  -------------
                                                     28,644,727
                                                  -------------

            Drugs - 6.87%
  238,766   American Home Products Corp.             18,265,599
  365,478   Bristol-Myers Squibb Co.                 34,583,356
  407,740   Lilly (Eli) & Co.                        28,388,897
  440,397   Merck & Company, Inc.                    46,792,181
  475,408   Pfizer, Inc.                             35,447,609
  269,116   Schering-Plough Corp.                    16,718,832
  100,086   Warner-Lambert Co.                       12,410,664
                                                  -------------
                                                    192,607,138
                                                  -------------

            Electrical Equipment - 4.85%
  261,410   CBS Corp.                                 7,695,257
1,202,944   General Electric Co.                     88,266,016
   23,072   General Signal Corp.                        973,350
   14,965   Grainger (W.W.), Inc.                     1,454,411
  385,940   Hewlett-Packard Co.                      24,121,250
   43,023   ITT Corp. (a)                             3,565,531
   37,423   ITT Industries, Inc.                      1,174,147
  192,664   Tyco International Ltd.                   8,681,921
                                                  -------------
                                                   135,931,883
                                                  -------------

           Electronics - 3.94%
  55,041   Advanced Micro Devices, Inc.(a)             987,298
   5,527   Aeroquip-Vickers, Inc.                      271,168
 207,712   AlliedSignal, Inc.                        8,087,786
  80,873   AMP, Inc.                                 3,396,666
 134,900   Applied Materials, Inc. (a)               4,063,863
 167,500   Emerson Electric Co.                      9,453,281
  26,542   Harris Corp.                              1,217,614
 600,228   Intel Corp.                              42,166,017
  31,800   KLA Instruments Corp. (a)                 1,228,275
  52,600   LSI Logic Corp. (a)                       1,038,850
  82,800   Micron Technology, Inc. (a)               2,152,800
 219,442   Motorola, Inc.                           12,521,909
  58,026   National Semiconductor Corp. (a)          1,505,049
  95,701   Northern Telecom Ltd.                     8,517,389
  17,825   Perkin-Elmer Corp.                        1,266,689
  29,938   Scientific-Atlanta, Inc.                    501,462
  16,707   Tektronix, Inc.                             663,059
 143,456   Texas Instruments, Inc.                   6,455,520
  58,900   Thermo Electron Corp. (a)                 2,621,050
  17,300   Thomas & Betts Corp.                        817,425
  21,259   Western Atlas, Inc. (a)                   1,573,166
                                                 -------------
                                                   110,506,336
                                                 -------------

                  See Notes to Financial Statements on Page 18

Equity 500 Index Portfolio

Schedule of Portfolio Investments December 31, 1997

Shares                Description                       Value
------                -----------                       -----

           Environmental Control - 0.33%
  81,035   Browning-Ferris Industries, Inc.      $   2,998,295
  98,900   Laidlaw, Inc. - Class B                   1,347,513
  20,126   Safety-Kleen Corp.                          552,207
 159,458   Waste Management, Inc.                    4,385,095
                                                 -------------
                                                     9,283,110
                                                 -------------

           Financial Services - 5.09%
 170,866   American Express Co.                     15,249,791
  17,852   Beneficial Corp.                          1,483,947
  96,400   Charles Schwab Corp.                      4,042,775
  10,200   Cincinnati Financial Corp.                1,435,650
  36,700   Countrywide Credit Industries             1,573,513
  47,500   Equifax                                   1,683,281
 389,964   Fannie Mae                               22,252,321
 157,300   First Data Corp.                          4,601,025
  92,444   Fleet Financial Group, Inc.               6,927,522
 254,724   Freddie Mac                              10,682,488
  53,500   Green Tree Financial Corp.                1,401,031
  46,923   Hartford Financial Services Group         4,390,233
  39,358   Household International, Inc.             5,020,605
 184,225   MBNA Corp.                                5,031,645
 122,276   Merrill Lynch & Co., Inc.                 8,918,506
 215,793   Morgan Stanley, Dean Witter,
             Discover & Co.                         12,758,761
 123,633   PNC Banc Corp.                            7,054,808
  59,700   State Street Corp.                        3,473,794
  59,000   Synovus Financial Corp.                   1,932,250
 420,521   Travelers Group, Inc.                    22,655,569
                                                 -------------
                                                   142,569,515
                                                 -------------

           Food Services/Lodging - 0.57%
  44,719   Darden Restaurants, Inc.                    558,988
 256,114   McDonald's Corp.                         12,229,443
  60,699   Tricon Global Restaurants, Inc. (a)       1,764,065
  54,462   Wendy's International, Inc.               1,310,492
                                                 -------------
                                                    15,862,988
                                                 -------------

           Foods - 3.09%
 195,317   Archer-Daniels-Midland Co.                4,235,937
 167,054   Campbell Soup Co.                         9,710,014
 171,632   ConAgra, Inc.                             5,631,675
  52,830   CPC International, Inc.                   5,692,432
  64,319   General Mills, Inc.                       4,606,848
 134,375   Heinz (H.J.) Co.                          6,827,930
  41,294   Hershey Foods Corp.                       2,557,647
 148,014   Kellogg Co.                               7,345,195
  25,840   Pioneer Hi-Bred International, Inc.       2,771,340
  50,884   Quaker Oats Co.                           2,684,131
  38,605   Ralston-Purina Group                      3,587,852
 175,687   Sara Lee Corp.                            9,893,374
  62,810   Sysco Corp.                               2,861,781
 233,368   Unilever N.V.                            14,570,915
  35,127   Whitman Corp.                               915,497
  34,092   Wrigley (WM) Jr. Co.                      2,712,445
                                                 -------------
                                                    86,605,013
                                                 -------------



Shares                Description                       Value
------                -----------                       -----

           Forest Products and Paper - 0.04%
  34,600   Willamette Industries, Inc.            $  1,113,688

           Health Care - 0.90%
 281,122   Abbott Laboratories                      18,431,061
 227,222   Columbia/HCA Healthcare Corp.             6,731,452
                                                 -------------
                                                    25,162,513
                                                 -------------

           Hospital Supplies and Health Care - 2.92%
  22,401   Allergan, Inc.                              751,834
  35,234   Alza Corp. (a)                            1,120,882
  23,477   Bard (C.R.), Inc.                           735,124
  21,723   Bausch & Lomb, Inc.                         860,774
 108,863   Baxter International Inc.                 5,490,777
  40,532   Becton, Dickinson & Co.                   2,026,600
  45,450   Biomet, Inc.                              1,164,656
  71,500   Boston Scientific Corp. (a)               3,280,062
  40,200   Cardinal Health, Inc.                     3,020,025
  54,400   Guidant Corp.                             3,386,400
  73,400   HBO & Co.                                 3,523,200
 141,000   HEALTHSOUTH Corp. (a)                     3,912,750
  51,700   Humana, Inc. (a)                          1,072,775
 493,896   Johnson & Johnson                        32,535,399
  17,560   Manor Care, Inc.                            614,600
 172,304   Medtronic, Inc.                           9,013,653
   9,674   Shared Medical Systems Corp.                638,484
  39,419   St. Jude Medical, Inc. (a)                1,202,280
 111,710   Tenet Healthcare Corp. (a)                3,700,394
  71,000   United Healthcare Corp.                   3,527,812
  22,848   U.S. Surgical Corp.                         669,732
                                                 -------------
                                                    82,248,213
                                                 -------------

           Hotel/Motel - 0.21%
  92,041   Hilton Hotels Corp.                       2,738,220
  46,690   Marriott International, Inc.              3,233,282
                                                 -------------
                                                     5,971,502
                                                 -------------

           Household Furnishings - 0.18%
  29,012   Maytag Corp.                              1,082,510
  52,858   Newell Co.                                2,246,465
  29,939   Whirlpool Corp.                           1,646,645
                                                 -------------
                                                     4,975,620
                                                 -------------

           Household Products - 1.88%
  42,704   Clorox Co.                                3,376,285
 108,702   Colgate-Palmolive Co.                     7,989,597
 494,040   Procter & Gamble Co.                     39,430,568
  49,802   Rubbermaid, Inc.                          1,245,050
  20,596   Tupperware Corp.                            574,113
                                                 -------------
                                                    52,615,613
                                                 -------------

           Insurance - 3.82%
  54,959   Aetna, Inc.                               3,878,044
 157,650   Allstate Corp.                           14,326,444
  87,137   American General Corp.                    4,710,844
 257,800   American International Group, Inc.       28,035,750

                  See Notes to Financial Statements on Page 18

Equity 500 Index Portfolio

Schedule of Portfolio Investments December 31, 1997

Shares                Description                       Value
------                -----------                       -----

  56,950   Aon Corp.                               $ 3,338,694
  61,772   Chubb Corp.                               4,671,507
  28,233   CIGNA Corp.                               4,886,074
  70,400   Conseco, Inc.                             3,198,800
  29,578   General Re Corp.                          6,270,536
  26,077   Jefferson-Pilot Corp.                     2,030,746
  37,410   Lincoln National Corp.                    2,922,656
  66,624   Marsh & McLennan Companies, Inc.          4,967,652
  36,000   MBIA, Inc.                                2,405,250
  44,900   MGIC Investment Corp.                     2,985,850
  26,400   Progressive Corp.                         3,164,700
  36,998   Providian Financial                       1,671,847
  59,202   SAFECO Corp.                              2,886,098
  34,830   St. Paul Companies, Inc.                  2,858,237
  60,900   SunAmerica, Inc.                          2,603,475
  46,268   Torchmark Corp.                           1,946,148
  51,500   UNUM Corp.                                2,800,312
  29,017   USF&G Corp.                                 640,188
                                                 -------------
                                                   107,199,852
                                                 -------------

           Leisure Related - 1.26%
  31,314   American Greetings Corp. - Class A        1,225,160
  28,442   Brunswick Corp.                             862,148
 248,157   Disney (Walt) Co.                        24,583,053
  18,039   Harcourt General, Inc.                      987,635
  35,215   Harrah's Entertainment, Inc. (a)            664,683
  49,487   Hasbro, Inc.                              1,558,841
   5,639   Jostens, Inc.                               130,049
 107,165   Mattel, Inc.                              3,991,896
  61,300   Mirage Resorts, Inc. (a)                  1,394,575
                                                 -------------
                                                    35,398,040
                                                 -------------

           Machinery - 1.30%
  37,671   Black & Decker Corp.                      1,471,523
  11,982   Briggs & Stratton Corp.                     581,876
  29,200   Case Corp.                                1,764,775
 136,864   Caterpillar Inc.                          6,646,458
   7,447   Cincinnati Milacron, Inc.                   193,157
  39,148   Cooper Industries, Inc.                   1,918,252
  97,623   Deere & Co.                               5,692,641
  74,808   Dover Corp.                               2,702,439
  64,482   Dresser Industries, Inc.                  2,704,214
  28,730   Echo Bay Mines Ltd. (a)                      70,029
  18,922   Harnischfeger Industries, Inc.              668,183
  90,792   Illinois Tool Works, Inc.                 5,458,869
  65,696   Ingersoll-Rand Co.                        2,660,688
  18,592   Millipore Corp.                             630,966
  10,658   Navistar International Corp. (a)            264,452
  14,094   Snap-On, Inc.                               614,851
  46,672   TRW Inc.                                  2,491,118
                                                 -------------
                                                    36,534,491
                                                 -------------

           Metals - 0.85%
  80,536   Alcan Aluminium Ltd.                      2,224,807
  63,400   Aluminum Company of America               4,461,775
  62,935   Armco, Inc. (a)                             310,742


Shares                Description                       Value
------                -----------                       -----

  15,849   Asarco, Inc.                             $  355,612
 137,100   Barrick Gold Corp.                        2,553,487
  44,400   Battle Mountain Gold Co.                    260,850
  40,449   Bethlehem Steel Corp. (a)                   348,873
  29,194   Cyprus Amax Minerals Co.                    448,858
  40,008   Engelhard Corp.                             695,139
  30,600   Freeport-McMoRan Copper &
             Gold, Inc. - Class B                      481,950
  63,643   Homestake Mining Co.                        564,832
  57,566   Inco Ltd.                                   978,622
  16,603   Inland Steel Industries, Inc.               284,326
  66,610   Newmont Mining Corp.                      1,956,669
  36,494   Nucor Corp.                               1,763,116
  25,408   Phelps Dodge Corp.                        1,581,647
  89,604   Placer Dome, Inc.                         1,136,851
  29,349   Reynolds Metals Co.                       1,760,940
  38,977   USX-U.S. Steel Group, Inc.                1,218,031
  20,379   Worthington Industries, Inc.                336,254
                                                 -------------
                                                    23,723,381
                                                 -------------

           Miscellaneous - 0.13%
       1   ACNielsen Corp. (a)                              24
  60,579   Cognizant Corp.                           2,699,552
  58,000   NextLevel Systems, Inc. (a)               1,036,750
                                                 -------------
                                                     3,736,326
                                                 -------------

           Office Equipment and Computers - 3.03%
  46,142   Apple Computer, Inc. (a)                    605,614
  17,114   Autodesk, Inc.                              633,218
 278,231   Compaq Computer Corp.                    15,702,662
  29,886   Computer Sciences Corp. (a)               2,495,481
  18,745   Data General Corp. (a)                      326,866
  55,932   Digital Equipment Corp. (a)               2,069,484
  46,819   Honeywell, Inc.                           3,207,102
  50,562   Ikon Office Solutions, Inc.               1,422,056
 357,382   International Business Machines
             Corp.                                  37,368,755
  22,079   Moore Corp. Ltd.                            333,945
 118,992   Novell, Inc. (a)                            892,440
  52,098   Pitney Bowes, Inc.                        4,685,564
 137,656   Sun Microsystems, Inc. (a)                5,489,033
  72,599   Unisys Corp. (a)                          1,007,311
 118,735   Xerox Corp.                               8,764,127
                                                 -------------
                                                    85,003,658
                                                 -------------

           Oil Related - 8.45%
  36,193   Amerada Hess Corp.                        1,986,091
 179,002   Amoco Corp.                              15,237,545
  19,500   Anadarko Petroleum                        1,183,406
  35,200   Apache Corp.                              1,234,200
  21,387   Ashland Inc.                              1,148,215
 118,750   Atlantic Richfield Co.                    9,514,844
  65,144   Baker Hughes, Inc.                        2,841,907
  60,239   Burlington Resources, Inc.                2,699,460
 241,966   Chevron Corp.                            18,631,382
 906,414   Exxon Corp.                              55,461,207

                  See Notes to Financial Statements on Page 18

Equity 500 Index Portfolio

Schedule of Portfolio Investments December 31, 1997

Shares                Description                       Value
------                -----------                       -----

  32,381   Fluor Corp.                             $ 1,210,240
  16,538   Foster Wheeler Corp.                        447,560
  98,480   Halliburton Co.                           5,114,805
   9,808   Helmerich & Payne, Inc.                     665,718
  20,832   Kerr-McGee Corp.                          1,318,926
  24,087   McDermott International, Inc.               882,186
 289,142   Mobil Corp.                              20,872,438
 125,714   Occidental Petroleum Corp.                3,684,992
  43,979   Oryx Energy Co. (a)                       1,121,464
  18,754   Pennzoil Co.                              1,253,002
  90,706   Phillips Petroleum Co.                    4,410,579
  29,900   Rowan Companies, Inc. (a)                   911,950
 788,204   Royal Dutch Petroleum Co.                42,710,804
 183,562   Schlumberger Ltd.                        14,776,741
  29,845   Sun Co., Inc.                             1,255,355
  69,434   Tenneco, Inc.                             2,742,643
 201,122   Texaco, Inc.                             10,936,009
  93,748   Union Pacific Resources Group Inc.        2,273,389
  90,637   Unocal Corp.                              3,517,849
  99,364   USX-Marathon Group                        3,353,535
 118,236   Williams Companies, Inc.                  3,354,946
                                                 -------------
                                                   236,753,388
                                                 -------------

           Paper - 0.80%
  11,531   Bemis Company, Inc.                         508,085
  73,035   Fort James Corp.                          2,793,589
 111,144   International Paper Co.                   4,793,085
 212,130   Kimberly-Clark Corp.                     10,460,660
  42,102   Mead Corp.                                1,178,856
  29,303   Union Camp Corp.                          1,573,205
  34,960   Westvaco Corp.                            1,099,055
                                                 -------------
                                                    22,406,535
                                                 -------------

           Pharmaceuticals - 0.24%
 186,532   Pharmacia & Upjohn, Inc.                  6,831,735
                                                 -------------

           Photography and Optical - 0.29%
 121,326   Eastman Kodak Co.                         7,378,138
  16,482   Polaroid Corp.                              802,467
                                                 -------------
                                                     8,180,605
                                                 -------------

           Printing and Publishing - 1.31%
  30,091   Deluxe Corp.                              1,038,140
  58,152   Donnelley (R.R.) & Sons Co.               2,166,162
  30,172   Dow Jones & Co, Inc.                      1,619,859
  62,579   Dun & Bradstreet Corp.                    1,936,038
 104,292   Gannett Co., Inc.                         6,446,549
   3,304   Harland (John H.) Co.                        69,384
  37,626   Knight-Ridder, Inc.                       1,956,552
  37,630   McGraw-Hill Companies, Inc.               2,784,620
   8,272   Meredith Corp.                              295,207
  30,284   New York Times Co. - Class A              2,002,529
 192,815   Time Warner, Inc.                        11,954,530
  27,329   Times Mirror Co. - Class A                1,680,734
  46,596   Tribune Co.                               2,900,601
                                                 -------------
                                                    36,850,905
                                                 -------------


Shares                Description                       Value
------                -----------                       -----

           Professional Services - 0.42%
  40,535   Block (H&R), Inc.                       $ 1,816,475
  18,600   Ecolab, Inc.                              1,031,138
   8,125   EG&G, Inc.                                  169,102
  39,160   Interpublic Group of Companies, Inc.      1,950,657
  20,326   National Service Industries               1,007,407
  84,792   Service Corporation International         3,132,005
  23,843   Transamerica Corp.                        2,539,279
                                                 -------------
                                                    11,646,063
                                                 -------------

           Railroads - 0.70%
  57,362   Burlington Northern Santa Fe Corp.        5,331,081
  79,332   CSX Corp.                                 4,283,927
 130,353   Norfolk Southern Corp.                    4,016,502
  95,647   Union Pacific Corp.                       5,971,960
                                                 -------------
                                                    19,603,470
                                                 -------------

           Real Estate - 0.02%
  10,166   Pulte Corp.                                 425,066
                                                 -------------
           Retail - 4.12%
  92,202   Albertson's, Inc.                         4,368,070
 106,736   American Stores Co.                       2,194,759
  39,346   Circuit City Stores, Inc.                 1,399,242
  78,599   Costco Companies, Inc. (a)                3,507,480
  64,419   CVS Corp.                                 4,126,842
  80,108   Dayton Hudson Corp.                       5,407,290
  42,797   Dillard's Department Stores, Inc. -
             Class A                                 1,508,594
  77,400   Federated Department
             Stores, Inc. (a)                        3,333,038
 147,771   Gap, Inc.                                 5,236,635
  17,093   Giant Food, Inc. - Class A                  575,820
   8,025   Great Atlantic & Pacific Tea Co., Inc.      238,242
 178,903   Kmart Corp. (a)                           2,068,566
  93,720   Kroger Co. (a)                            3,461,783
  92,447   Limited, Inc.                             2,357,399
  10,826   Longs Drug Stores, Inc.                     347,785
  66,694   Lowe's Companies, Inc.                    3,180,470
  83,298   May Department Stores Co.                 4,388,763
   8,030   Mercantile Stores Company, Inc.             488,826
  31,729   Nordstrom, Inc.                           1,915,638
  98,150   Penney (J.C.) Co., Inc.                   5,919,672
  15,512   Pep Boys-Manny, Moe & Jack                  370,349
  51,001   Rite Aid Corp.                            2,993,121
 141,709   Sears, Roebuck & Co.                      6,412,332
  64,974   Sherwin-Williams Co.                      1,803,029
  37,966   Tandy Corp.                               1,464,064
  59,308   TJX Companies, Inc.                       2,038,713
 108,618   Toys 'R' Us, Inc. (a)                     3,414,678
 182,468   Walgreen Co.                              5,724,934
 825,548   Wal-Mart Stores, Inc.                    32,557,549
  47,180   Winn-Dixie Stores, Inc.                   2,061,176
  36,122   Woolworth Corp. (a)                         735,986
                                                 -------------
                                                   115,600,845
                                                 -------------

                  See Notes to Financial Statements on Page 18

Equity 500 Index Portfolio

Schedule of Portfolio Investments December 31, 1997

  Shares                Description                       Value
  ------                -----------                       -----

             Telecommunications - 3.92%
         1   360 Communications Co. (a)                    $  20
   185,535   Airtouch Communications, Inc. (a)         7,711,298
    59,000   Alltel Corp.                              2,422,687
   202,052   Ameritech Corp.                          16,265,186
    37,976   Andrew Corp. (a)                            911,424
    77,300   Bay Networks, Inc. (a)                    1,975,981
    37,600   Clear Channel Communications,
               Inc. (a)                                2,986,850
   113,362   Comcast Corp. - Class A                   3,577,988
    43,990   DSC Communications Corp. (a)              1,055,760
    56,400   Frontier Corp.                            1,357,125
   351,936   GTE Corp.                                18,388,656
    17,406   King World Productions, Inc.              1,005,197
   236,441   Lucent Technologies, Inc.                18,885,725
   251,720   MCI Communications Corp.                 10,776,763
   165,360   Tele-Communications, Inc. - Class A (a)   4,619,745
    69,300   Tellabs, Inc. (a)                         3,664,238
    99,849   Viacom, Inc. - Class B (a)                4,137,493
   332,100   WorldCom, Inc. (a)                       10,046,025
                                                   -------------
                                                     109,788,161
                                                   -------------

             Tire and Rubber - 0.19%
    18,851   Cooper Tire & Rubber Co.                    459,493
    24,952   Goodrich (B.F.) Co.                       1,033,949
    59,836   Goodyear Tire & Rubber Co.                3,807,065
                                                   -------------
                                                       5,300,507
                                                   -------------

             Tobacco - 1.61%
    64,574   Fortune Brands, Inc.                      2,393,274
   890,598   Philip Morris Companies, Inc.            40,355,222
    67,707   UST, Inc.                                 2,500,927
                                                   -------------
                                                      45,249,423
                                                   -------------

             Trucking, Shipping - 0.17%
    16,882   Caliber System, Inc.                        821,942
    42,750   Federal Express Corp. (a)                 2,610,422
    37,617   Ryder System, Inc.                        1,231,957
                                                   -------------
                                                       4,664,321
                                                   -------------

             Utilities - 7.88%
    80,310   American Electric Power Co.               4,146,004
   597,006   AT&T Corp.                               36,566,618
    40,625   Baltimore Gas & Electric Co.              1,383,789
   285,418   Bell Atlantic Corp.                      25,973,038
   364,432   BellSouth Corp.                          20,522,077
    42,028   Carolina Power & Light Co.                1,783,563
    85,230   Central & South West Corp.                2,306,537
    46,622   CINergy Corp.                             1,786,205
    37,966   Coastal Corp.                             2,351,519
    24,735   Columbia Gas System, Inc.                 1,943,243
    94,036   Consolidated Edison Company
               of New York, Inc.                       3,855,476
    39,405   Consolidated Natural Gas Co.              2,384,002
    63,206   Dominion Resources, Inc.                  2,690,205


  Shares                Description                       Value
  ------                -----------                       -----

    57,576  DTE Energy Co.                           $ 1,997,168
   135,295  Duke Energy Corp.                          7,491,961
     3,742  Eastern Enterprises                          168,390
   135,970  Edison International                       3,696,684
   117,866  Enron Corp.                                4,898,806
   105,207  Entergy Corp.                              3,149,635
    78,884  FirstEnergy Corp. (a)                      2,287,636
    66,294  FPL Group, Inc.                            3,923,776
    47,800  GPU, Inc.                                  2,013,575
   114,092  Houston Industries, Inc.                   3,044,830
    38,342  Niagara Mohawk Power Corp. (a)               402,591
    10,069  NICOR, Inc.                                  424,786
    18,844  Northern States Power Co.                  1,097,663
    11,791  ONEOK, Inc.                                  476,062
    21,768  Pacific Enterprises                          819,021
    91,389  PacifiCorp                                 2,496,062
    91,284  PECO Energy Co.                            2,213,637
     5,455  People's Energy Corp.                        214,791
   170,505  PG&E Corp.                                 5,189,746
    73,300  PP&L Resources, Inc.                       1,754,619
    95,494  Public Service Enterprise Group, Inc.      3,025,966
   338,614  SBC Communications, Inc.                  24,803,475
    34,810  Sonat, Inc.                                1,592,558
   259,458  Southern Co.                               6,713,476
   126,282  Sprint Corp.                               7,403,282
    90,127  Texas Utilities Co.                        3,745,903
    79,525  Unicom Corp.                               2,445,394
    26,720  Union Electric Co.                         1,155,640
   182,328  U.S. West, Inc. - Communications
              Group                                    8,227,551
   219,028  U.S. West, Inc. - Media Group (a)          6,324,433
                                                   -------------
                                                     220,891,393
                                                   -------------

  Total Common Stock  (Cost $1,757,541,598)        2,764,949,595
                                                   -------------

            SHORT TERM INSTRUMENTS - 1.23%
            Mutual Funds - 1.08%
 30,227,816 BT Institutional Cash Management
               Fund                                   30,227,816
                                                   -------------

Principal
 Amount
---------

             U.S. Treasury Bill - 0.15%
$ 4,170,000   5.30%, 3/05/98 (b)                       4,133,229
                                                   -------------
Total Short Term Instruments (Cost $34,360,106)       34,361,045
                                                   -------------

Total Investments (Cost $1,791,901,704)   99.87%   2,799,310,640
Other Assets Less Liabilities              0.13%       3,775,831
                                         ------   --------------
Net Assets                               100.00%  $2,803,086,471
                                         ------   --------------
                                         ------   --------------

----------
(a) Non-income producing security.
(b) Held as collateral for futures contracts.

                      See Notes to Financial Statements on Page 18

Equity 500 Index Portfolio

Statement of Assets and Liabilities December 31, 1997

Assets
  Investments, at Value (Cost of $1,791,901,704)            $ 2,799,310,640
  Dividends and Interest Receivable*                              3,960,232
  Variation Margin Receivable                                        22,425
  Prepaid Expenses and Other                                          4,991
                                                            ---------------
Total Assets                                                  2,803,298,288
                                                            ---------------
Liabilities
  Due to Bankers Trust                                              193,761
  Accrued Expenses and Other                                         18,056
                                                            ---------------
Total Liabilities                                                   211,817
                                                            ---------------
Net Assets                                                  $ 2,803,086,471
                                                            ---------------
                                                            ---------------
Composition of Net Assets
  Paid-in capital                                             1,795,065,447
  Net Unrealized Appreciation on Investments                  1,007,408,936
  Net Unrealized Appreciation on Futures Contracts                  612,088
                                                            ---------------
Net Assets                                                  $ 2,803,086,471
                                                            ---------------
                                                            ---------------

----------
* Includes $151,469 from the Portfolio's investment in the BT Institutional Cash Management Fund.



Statement of Operations For the year ended December 31, 1997

Investment Income
  Dividends (net of foreign withholding tax of $239,357)    $    42,168,929
  Interest**                                                      2,481,564
                                                            ---------------
Total Investment Income                                          44,650,493
                                                            ---------------
Expenses
  Advisory Fees                                                   2,430,147
  Administration and Services Fees                                1,215,073
  Professional Fees                                                  25,600
  Trustees Fees                                                       2,100
  Miscellaneous                                                      10,687
                                                            ---------------
  Total Expenses                                                  3,683,607
  Less:  Expenses Absorbed by Bankers Trust                      (1,739,490)
                                                            ---------------
    Net Expenses                                                  1,944,117
                                                            ---------------
Net Investment Income                                            42,706,376
                                                            ---------------
Realized and Unrealized Gain on Investments and Futures Contracts
  Net Realized Gain from Investment Transactions                 91,887,326
  Net Realized Gain from Futures Transactions                     3,399,122
  Net Change in Unrealized Appreciation on Investments          528,046,548
  Net Change in Unrealized Appreciation on Futures Contracts        729,288
                                                            ---------------
Net Realized and Unrealized Gain on Investments and Futures
  Contracts                                                     624,062,284
                                                            ---------------
Net Increase in Net Assets from Operations                  $   666,768,660
                                                            ---------------
                                                            ---------------

** Includes $1,311,133 from the Portfolio's investment in the BT Institutional
   Cash Management Fund.

                  See Notes to Financial Statements on Page 18

Equity 500 Index Portfolio

Statement of Changes in Net Assets

                                                                                 For the             For the
                                                                               year ended          year ended
                                                                            December 31, 1997   December 31, 1996
                                                                            -----------------   -----------------
Increase in Net Assets from:
Operations
  Net Investment Income                                                      $   42,706,376      $    33,117,570
  Net Realized Gain from Investments and Futures Transactions                    95,286,448           21,413,687
  Net Change in Unrealized Appreciation on Investments and Futures Contracts    528,775,836          267,538,386
                                                                             --------------      ---------------
Net Increase in Net Assets from Operations                                      666,768,660          322,069,643
                                                                             --------------      ---------------
Capital Transactions
  Proceeds from Capital Invested                                              1,462,422,481          854,711,041
  Value of Capital Withdrawn                                                 (1,251,328,236)        (332,293,144)
                                                                             --------------      ---------------
Net Increase in Net Assets from Capital Transactions                            211,094,245          522,417,897
                                                                             --------------      ---------------
Total Increase in Net Assets                                                    877,862,905          844,487,540

Net Assets
Beginning of Year                                                             1,925,223,566        1,080,736,026
                                                                             --------------      ---------------
End of Year                                                                  $2,803,086,471      $ 1,925,223,566
                                                                             --------------      ---------------
                                                                             --------------      ---------------



Financial Highlights

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the Equity 500 Index Portfolio.

                                                                       For the year ended December 31,
                                                        ------------------------------------------------------
                                                        1997         1996         1995         1994       1993
                                                        ----         ----         ----         ----       ----
Supplemental Data and Ratios:
Net Assets, End of Period (000s omitted)            $2,803,086   $1,925,224   $1,080,736    $559,772    $151,805
  Ratios to Average Net Assets:
  Net Investment Income                                  1.76%        2.20%        2.52%       2.84%       2.67%
  Expenses                                               0.08%        0.10%        0.10%       0.10%       0.10%
  Decrease Reflected in Above Expense Ratio Due
    to Absorption of Expenses by Bankers Trust           0.07%        0.05%        0.05%       0.06%       0.10%
Portfolio Turnover Rate                                    19%          15%           6%         21%         31%
Average Commission Per Share*                        $  0.0230    $  0.0230          --          --         --


* For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose its average commission rate per share for security trades on which commissions are charged.

                  See Notes to Financial Statements on Page 18

Equity 500 Index Portfolio

Notes to Financial Statements

Note 1--Organization and Significant Accounting Policies

A.  Organization

The Equity 500 Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York, and commenced operations on December 31, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B.  Security Valuation

The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which, with accrued interest, approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C.  Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  Futures Contracts

The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E.  Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F.  Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1997, this fee aggregated $1,215,073.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.10 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1997, this fee aggregated $2,430,147.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.08 of 1% of the average daily net assets of the Portfolio. For the year ended December 31, 1997, expenses of the Portfolio have been reduced by $1,739,490.

On September 30, 1996, the Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood").

Certain officers of the Portfolio are also directors, officers and employees of Edgewood Services, Inc., the distributor of the BT Institutional Funds. None of the officers so affiliated received compensation for services as officers of the Portfolio.

For the year ended December 31, 1997, the Equity 500 Index Portfolio paid brokerage commissions of $341,058.

Note 3--Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 1997, were $777,096,136 and $439,507,213, respectively. For federal income tax purposes, the tax basis of investments held at December 31, 1997 was $1,807,569,264. The aggregate gross unrealized appreciation was $1,013,752,877, and the aggregate gross unrealized depreciation was $22,011,501 for all investments as of December 31, 1997.

Note 4--Futures Contracts

A summary of obligations under these financial instruments at December 31, 1997 is as follows:

                                                                Market       Unrealized
Type of Future            Expiration   Contracts   Position      Value      Appreciation
---------------------     ----------   ---------   --------   -----------   ------------
S&P 500 Index Futures     March 1998      259        Long     $63,396,725     $612,088


At December 31, 1997, the Portfolio segregated $4,133,229 to cover margin requirements on open futures contracts.

Equity 500 Index Portfolio

Report of Independent Accountants

To the Trustees and Holders of Beneficial Interest of the Equity 500 Index
Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of the Equity 500 Index Portfolio as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Equity 500 Index Portfolio as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.


                                                       Coopers & Lybrand L.L.P.

Kansas City, Missouri
February 13, 1998

BT INSTITUTIONAL FUNDS

EQUITY 500 INDEX FUND




Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Distributor
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA 15230-0897

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

Independent Accountants
COOPERS & LYBRAND L.L.P.
1100 Main Street, Suite 900
Kansas City, MO 64105

Counsel
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY 10022


                                   ----------
For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 368-4031.
                                   ----------

                                                               Cusip #05592.4500
                                                               STA481200 (2/98)